Expense Example, No Redemption	Jun. 24, 2025 USD ($)
Aptus International Enhanced Yield ETF | Aptus International Enhanced Yield ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	555
Aptus Enhanced Yield ETF | Aptus Enhanced Yield ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Aptus Large Cap Enhanced Yield ETF | Aptus Large Cap Enhanced Yield ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	125
Expense Example, No Redemption, 5 Years	219
Expense Example, No Redemption, 10 Years	$ 493